UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06416

Exact name of registrant as specified in charter:	DTF Tax-Free Income Inc.

Address of principal executive offices:	55 East Monroe Street, Suite 3600, Chicago, IL 60603

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS (UNAUDITED)

As of January 31, 2005

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			LONG-TERM INVESTMENTS	140.3%
			Alabama	5.3%
			Jefferson Cnty. Swr. Rev.
			Capital Impvt.
Aaa	$3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.		$3,285,480
			Prerefunded 2/1/09 @ $101
			5.00%, 2/1/33, Ser. A, F.G.I.C.
Aaa	2,100	(b)	Prerefunded 2/1/09 @ $101		2,289,966
			5.00%, 2/1/33, Ser. A, F.G.I.C.
Aaa	1,900	(b)	Prerefunded 2/1/04 @ $104		2,076,415

					7,651,861

			Alaska	0.4%
			Alaska St. Hsg. Fin. Corp.,
			Rev., Ser. B-2
Aaa	500		5.00%, 12/1/11		527,360

			California	25.9%
			Burbank Elec. Rev.,
Aaa	1,380		5.375%, 6/1/18, M.B.I.A.		1,544,123
			Foothill/Eastern Trans. Corr.
			Agency Toll Road Rev.,
Aaa	5,640	(b)	6.00%, 1/1/34, Ser. A
			Prerefunded 1/1/07 @$100		6,028,991
			Fresno Swr. Rev.,
Aaa	3,030		6.00%, 9/1/09, A.M.B.A.C.		3,467,259
Aaa	2,000		6.25%, 9/1/14, A.M.B.A.C		2,447,560
			Los Angeles Wastewtr. Sys. Rev.,
Aaa	2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,111,400
			Los Angeles Wtr. & Pwr. Rev., Ser. A,
Aaa	1,000		5.25%, 7/1/21, F.S.A.		1,103,540
Aaa	1,000		5.375%, 7/1/21, F.S.A.		1,114,800
			Metro Wtr. Dist. Southern
			California Waterwork Rev.
Aaa	1,500		5.00%, 10/1/29, M.B.I.A.		1,577,400
			Pomona Sngl. Fam. Mtge. Rev.,
Aaa	2,170	(b)	7.375%, 8/1/10		2,423,738
			Escrowed to maturity
			Riverside Cnty. Sngl. Fam. Rev.,
Aaa	2,500	(b)	7.80%, 5/1/21, Ser. A,		3,519,000
			Escrowed to maturity
			San Bernardino Cnty. Residential
			Mtge. Rev.,
Aaa	7,840	(b)	9.60%, 9/1/15,		11,863,488
			Escrowed to maturity
			Saratoga Union Sch. Dist.,
Aaa	1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		511,191

					37,712,490

			Connecticut	3.3%
			Connecticut St. Tax Oblig. Rev.,
Aaa	1,000		5.25%, 7/1/17, Ser. B, A.M.B.A.C.		1,157,490
			Mashantucket Western Pequot
			Tribe Spl. Rev.,
Baa3	3,500		5.75%, 9/1/18, Ser. B		3,679,235

					4,836,725

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			District of Columbia	1.1%
			District of Columbia Wtr. & Swr. Rev.,
Aaa	1,500		5.00%, 10/1/33, F.G.I.C.		1,555,425

			Florida	9.7%
			Dade Cnty. FL Wtr. & Swr. Sys. Rev.,
Aaa	3,000		5.25%, 10/1/26, F.G.I.C.		3,177,090
			Florida Mun. Ln. Council Rev. North Miami
			Beach Wtr. Proj.,
Aaa	2,000		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,482,117
			Miami-Dade Cnty. FL Storm Wtr. Util Rev.,
Aaa	2,000		5.00%, 4/1/27, M.B.I.A.		2,127,780
			Sarasota Cnty. Util. Sys. Rev.,
Aaa	1,000		5.25%, 10/1/16, Ser C, F.G.I.C.		1,113,890
			St. Petersburg Public Util. Rev.,
Aaa	5,000		5.00%, 10/1/28, Ser. A, F.S.A.		5,166,450

					14,067,327

			Georgia	16.1%
			Atlanta Wtr. & Wastewtr. Rev.,
			Ser. A,
Aaa	2,385		5.00%, 11/1/29, F.G.I.C.		2,466,138
Aaa	715		5.00%, 11/1/38, F.G.I.C.		735,399
Aaa	2,615	(b)	5.00%, 11/1/29, F.G.I.C.		2,870,433
			Prerefunded 5/1/09 @ $101
Aaa	785	(b)	5.00%, 11/1/38, F.G.I.C.		861,679
			Prerefunded 5/1/09 @ $101
			De Kalb Cnty. Wtr. & Swr. Rev.,
Aa2	4,000		5.00%, 10/1/24		4,258,960
			Fulton Cnty. Sch. Dist. Gen. Oblig.
Aa2	2,000		5.375%, 1/1/16		2,304,400
			Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
Aaa	145	(b)	6.40%, 1/1/13, A.M.B.A.C.		172,025
			Escrowed to Maturity
Aaa	2,470		6.40%, 1/1/13, A.M.B.A.C.		2,900,817
			Georgia Mun. Elec. Auth. Rev.,
Aaa	5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,802,015

					23,371,866

			Hawaii	1.4%
			Hawaii St. Dept. Budget & Fin. Rev.,
Aaa	2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		2,020,380

			Idaho	1.4%
			Idaho Hsg. Agcy.,
			Sngl. Fam. Mtge. Sr., Ser. B,
Aa1	1,260		6.65%, 7/1/14		1,275,233
Aaa	718		6.60%, 7/1/27, F.H.A.		733,006

					2,008,239

			Illinois	4.6%
			Chicago Gen. Oblig.,
Aaa	4,000		6.25%, 1/1/11, A.M.B.A.C.		4,570,560
			Chicago Park Dist., Gen. Oblig.,
Aaa	1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,052,910
			Lake Cnty. Wtr. & Swr. Sys. Rev.,
Aaa	1,000		5.50%, 12/1/10, Ser. A, A.M.B.A.C.		1,127,580

					6,751,050

Moody’s Rating		Principal Amount (000)		Description (a)		Value
				Indiana	5.6%
				Indiana Mun. Pwr. Agcy., Pwr.
				Supply Sys. Rev.,
Aaa		5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		5,872,750
				Indianapolis Local Pub. Impvt.
				Bond Bank Waterworks Proj.,
Aaa		2,100		5.25%, 7/1/33, Ser. A, M.B.I.A.		2,245,635

						8,118,385

				Kentucky	1.4%
				Louisville & Jefferson Cnty. Met.
				Swr. Dist. Swr. & Drain Sys. Rev.,
Aaa		2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,079,020

				Louisiana	0.9%
				St. Charles Parish, Solid Waste & Disp. Rev.,
				(Louisiana Pwr. & Lt., Co.)
Aaa		1,250		7.00%, 12/1/22, Ser. A, F.S.A.		1,254,200

				Massachusetts	4.9%
				Boston Wtr. & Swr. Comm. Rev.,
Aaa		2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,091,020
				Massachusetts St. Tpk. Auth.,
				Metro. Highway Sys. Rev.,
Aaa		2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,517,325
Aaa		2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,491,967

						7,100,312

				Michigan	3.0%
				Detroit Wtr. Supply Sys. Rev.,
				Sr. Lien, Ser. A,
Aaa		2,000		5.50%, 7/1/24, F.G.I.C.		2,246,360
Aaa		2,000		5.00%, 7/1/30, F.G.I.C.		2,064,120

						4,310,480

				Mississipi	1.2%
				Mississipi Gulf Coast Reg. Wastewtr. Auth.
				Rev., Wastewtr. Treatment Facs.,
AAA	*	1,500	(b)	7.00%, 7/1/12		1,793,955

				Escrowed to maturity

				Nebraska	4.8%
				Lincoln San. Swr. Rev.,
Aaa		1,000		5.00%, 6/15/16, M.B.I.A.		1,093,570
				Omaha Pub. Pwr. Dist.,
				Elec. Rev., Ser. B,
Aa2		2,500	(b)	6.15%, 2/1/12		2,877,175
				Escrowed to maturity
Aa2		2,500	(b)	6.20%, 2/1/17		3,019,850

				Escrowed to maturity		6,990,595

Moody’s Rating	Principal Amount (000)	Description (a)		Value
		Nevada	3.2%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
Aaa	1,400	5.00%, 6/1/25, Ser. B, M.B.I.A.		1,486,744
Aaa	3,000	5.00%, 6/1/32, Ser. A, F.G.I.C.		3,099,930

				4,586,674

		New Jersey	1.6%
		New Jersey St. Gen. Oblig.,
Aa3	2,000	5.25%, 7/1/17, Ser. H		2,276,360

		New York	8.8%
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
Aaa	4,000	5.25%, 12/1/26, Ser. A, M.B.I.A.		4,280,000
		Metro. Trans. Auth. Rev., Ser. A,
Aaa	1,000	5.25%, 11/15/31, F.G.I.C.		1,073,670
		New York City Mun. Wtr. Fin. Auth.,
		Wtr & Swr. Sys. Rev.,
Aaa	5,000	5.00%, 6/15/29, Ser. B, F.S.A.		5,208,600
		New York St. Dorm. Auth. Rev.,
		Comsewogue Pub. Lib. Insd.,
Aaa	2,020	6.00%, 7/1/15, M.B.I.A.		2,090,619
		New York St. Envir. Fac. Corp.,
		Poll. Ctrl. Rev.,
Aaa	200	7.125%, 12/1/29, Ser. D		204,660

				12,857,549

		Ohio	2.8%
		Ohio St. Wtr. Dev. Auth. Rev.,
Aaa	2,445	5.50%, 6/1/20, Ser. B, F.S.A.		2,890,039
		Springboro Swr. Sys. Rev.
Aaa	1,045	5.00%, 6/1/26, M.B.I.A.		1,110,605

				4,000,644

		Puerto Rico	0.7%
		Puerto Rico Elec. Auth. Rev.
Aaa	1,000	5.00%, 7/1/25, F.G.I.C.		1,075,350

		South Carolina	1.9%
		Berkeley Cnty. Wtr. & Swr. Rev.,
Aaa	1,000	5.25%, 6/1/16, M.B.I.A.		1,117,070
		Spartanburg Waterworks Rev.,
		Jr. Lien.,
Aaa	1,500	5.25%, 6/1/28, F.G.I.C.		1,625,310

				2,742,380

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			Texas	17.3%
			Bexar Met. Wtr. Dist.
			Waterworks Sys. Rev.,
Aaa	2,500		5.00%, 5/1/25, M.B.I.A.		2,595,575
			Coastal Wtr. Auth. Contract Rev.,
			City Of Houston Proj.,
Aaa	4,000		5.00%, 12/15/25, F.S.A.		4,143,040
			El Paso Wtr. & Swr. Rev.,
Aaa	1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,769,466
			Harris Cnty. Toll Road Sub. Lien,
			Gen. Oblig.,
Aa1	1,650		7.00%, 8/15/10, Ser. A		1,974,060
			Houston Ind. Sch. Dist., Gen. Oblig.,
Aaa	1,000		4.50%, 2/15/26, F.S.A.		1,003,670
			Houston Wtr. & Swr. Sys. Rev.,
Aaa	3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.		3,834,076
			Prerefunded 12/1/09 @$100
Aaa	1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.		1,674,810
			Prerefunded 12/1/10 @$100
			Lower Colorado River Auth. Rev.,
			Jr. Lien-Fifth Suppl.,
Aaa	1,600	(b)	5.25%, 1/1/15, M.B.I.A.		1,818,480
			Escrowed to maturity
			Lower Colorado River Auth. Rev.,
			Ref. & Impvmnt., M.B.I.A.
Aaa	2,000		5.00%, 5/15/31, F.S.A.		2,057,420
			San Antonio Elec. & Gas Rev.,
Aa1	4,000		5.00%, 2/1/18, Ser. A		4,282,520

					25,153,117

			Virginia	2.8%
			Henrico Cnty. Wtr & Swr. Rev.,
Aa2	3,985		5.00%, 5/1/28		4,125,152

			Washington	5.5%
			Energy Northwest Wind Proj. Rev.,
Aaa	1,170		5.00%, 7/1/19, A.M.B.A.C.		1,246,729
Aaa	500		4.75%, 7/1/21, M.B.I.A.		520,795
			King Cnty. Swr. Rev.,
Aaa	2,500		5.00%, 1/1/31, F.G.I.C.		2,575,000
			Seattle Wtr. Sys. Dev. Rev.,
Aaa	1,000		5.00%, 9/1/18, M.B.I.A.		1,087,550
			Washington St. Pub. Pwr. Supply,
			Nuclear Proj. No. 2, Rev.,
Aaa	2,400		6.00%, 7/1/07, Ser. A		2,588,712

					8,018,786

			Wisconsin	1.5%
			Milwaukee Met. Swr. Dist.,
			Gen. Oblig.,
Aa1	2,000		5.25%, 10/1/18, Ser. D		2,223,180

Moody’s Rating		Principal Amount (000)	Description (a)		Value
			Wyoming	3.2%
			Wyoming St. Farm Loan Brd.
			Cap. Facs. Rev.,
AA	*	4,000	5.75%, 10/1/20		4,727,360

			Total long-term investments
			(cost $181,723,769)		203,936,222

		Shares
			SHORT-TERM INVESTMENT	3.5%
			Goldman Sachs Tax Exempt
			Money Market Fund
NR		5,118,528	(cost $5,118,528)		5,118,528

			Total Investments	143.8%
			(cost $186,842,297) (c)		209,054,750

		Other assets in excess of liabilities -		0.9%	1,290,534
		Liquidation Value of Remarketed Preferred Stock		(44.7)%	(65,000,000)

		Net Assets Applicable to Common Stock –		100.0%	$145,345,284

		Net Asset Value per Common Share ($145,345,284 / 8,507,456)			$17.08

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. - American Municipal Bond Assurance Corporation.

F.G.I.C. - Financial Guarantee Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A. - Financial Security Assurance Inc.

M.B.I.A. - Municipal Bond Insurance Association.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	At January 31, 2005, the Fund's most recent recent fiscal quarter end, based on a tax cost of investments of $186,388,399, the Fund had gross unrealized appreciation of $22,765,771 and gross unrealized depreciation of $99,420.

*	Standard & Poor’s rating.

NR	Not rated by Moody’s or Standard & Poor’s.

DTF TAX-FREE INCOME, INC. (THE “FUND”)

NOTES TO STATEMENT OF NET ASSETS (UNAUDITED)

Securities Valuation: The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DTF Tax-Free Income Inc..

By (Signature and Title)*	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Principal Executive Officer

Date March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Principal Executive Officer

Date March 28, 2005

By (Signature and Title)*	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer

Date March 28, 2005

*	Print the name and title of each signing officer under his or her signature.